Dispositions (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dispositions [Abstract]
Gain (Loss) on Divestiture of Businesses		$ 0.6	$ (3.0)
Proceeds from sale of businesses, net of cash divested	$ 0	$ 4.4	$ 3.5